ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
Organization. Summit Midstream Partners, LP ("SMLP" or the "Partnership"), a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its initial public offering ("IPO") of common limited partner units. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in the continental United States. Our business activities are conducted through various operating subsidiaries, each of which is owned or controlled by our wholly owned subsidiary holding company, Summit Midstream Holdings, LLC ("Summit Holdings"), a Delaware limited liability company. References to the "Partnership," "we," or "our" refer collectively to SMLP and its subsidiaries.
Summit Midstream GP, LLC (the "general partner"), a Delaware limited liability company, manages our operations and activities. Summit Midstream Partners, LLC ("Summit Investments"), a Delaware limited liability company, is the ultimate owner of our general partner and has the right to appoint the entire board of directors of our general partner. Summit Investments is controlled by Energy Capital Partners II, LLC and its parallel and co-investment funds (collectively, "Energy Capital Partners").
In addition to its 2% general partner interest in SMLP (including the incentive distribution rights ("IDRs") in respect of SMLP), Summit Investments has direct and indirect ownership interests in our common and subordinated units. As of December 31, 2015, Summit Investments beneficially owned 5,444,731 SMLP common units and all of our subordinated units.
Neither SMLP nor its subsidiaries have any employees. All of the personnel that conduct our business are employed by Summit Investments, but these individuals are sometimes referred to as our employees.
Effective with the completion of its IPO, SMLP had a 100% ownership interest in Summit Holdings, which had a 100% ownership interest in both DFW Midstream Services LLC ("DFW Midstream") and Grand River Gathering, LLC ("Grand River" or the "Legacy Grand River" system).
On June 4, 2013, the Partnership acquired all of the membership interests of Bison Midstream, LLC ("Bison Midstream") from a subsidiary of Summit Investments (the "Bison Drop Down"). As such, the Bison Drop Down was determined to be a transaction among entities under common control. Prior to the Bison Drop Down, on February 15, 2013, Summit Investments acquired Bear Tracker Energy, LLC ("BTE"), which was subsequently renamed Meadowlark Midstream Company, LLC ("Meadowlark Midstream"). The net assets that comprise Bison Midstream were carved out from Meadowlark Midstream in connection with the Bison Drop Down. Common control of Bison Midstream began in February 2013.
On June 21, 2013, Mountaineer Midstream Company, LLC ("Mountaineer Midstream"), a newly formed, wholly owned subsidiary of the Partnership, acquired natural gas gathering pipeline and compression assets from an affiliate of MarkWest Energy Partners, L.P. ("MarkWest") (the "Mountaineer Acquisition"). In December 2013, Mountaineer Midstream was merged into DFW Midstream.
On March 18, 2014, SMLP acquired all of the membership interests of Red Rock Gathering Company, LLC ("Red Rock Gathering") from a subsidiary of Summit Investments (the "Red Rock Drop Down"). As such, the Red Rock Drop Down was determined to be a transaction among entities under common control. Common control of Red Rock Gathering began in October 2012. Concurrent with the closing of the Red Rock Drop Down, SMLP contributed its interest in Red Rock Gathering to Grand River.
On May 18, 2015, the Partnership acquired all of the membership interests of Polar Midstream, LLC ("Polar Midstream") and Epping Transmission Company, LLC ("Epping," and collectively with Polar Midstream, "Polar and Divide") from a subsidiary of Summit Investments (the "Polar and Divide Drop Down"). As such, the Polar and Divide Drop Down was determined to be a transaction among entities under common control. Polar Midstream's net assets were carved out of Meadowlark Midstream immediately prior to the Polar and Divide Drop Down. Concurrent with the closing of the Polar and Divide Drop Down, Epping became a wholly owned subsidiary of Polar Midstream and SMLP contributed Polar Midstream (including Epping) to Bison Midstream. Common control began in (i) February 2013 for Polar Midstream and (ii) April 2014 for Epping.
On February 25, 2016, the Partnership and Summit Midstream Partners Holdings, LLC (“SMP Holdings”), a wholly owned subsidiary of Summit Investments, entered into a contribution agreement (the "Contribution Agreement") pursuant to which SMP Holdings agreed to contribute to the Partnership substantially all of its limited partner interest in Summit Midstream OpCo, LP ("OpCo"), a Delaware limited partnership that owns (i) 100% of the issued and outstanding membership interests of Summit Midstream Utica, LLC ("Summit Utica"), Meadowlark Midstream Company, LLC ("Meadowlark Midstream") and Tioga Midstream, LLC ("Tioga Midstream" and collectively with Summit Utica and Meadowlark Midstream, the "Contributed Entities"), each a limited liability company and (ii) a 40.0% ownership interest in each of Ohio Gathering Company, L.L.C. and Ohio Condensate Company, L.L.C. (collectively with OpCo and the Contributed Entities, the “2016 Drop Down Assets”)(the “2016 Drop Down”). The 2016 Drop Down closed on March 3, 2016. Subsequent to closing, SMP Holdings retained a 1.0% noncontrolling interest in OpCo, which is managed by Summit Midstream OpCo GP, LLC ("OpCo GP"), a Delaware limited liability company and a wholly owned subsidiary of Summit Holdings.
Business Operations. We provide natural gas gathering, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term and fee-based agreements with our customers. Our results are driven primarily by the volumes of natural gas that we gather, treat, compress and process as well as by the volumes of crude oil and produced water that we gather. Our gathering systems and the unconventional resource basins in which they operate are as follows:

•	Summit Utica, a natural gas gathering system operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•	Bison Midstream, an associated natural gas gathering system, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•
Polar and Divide, crude oil and produced water gathering systems and transmission pipelines located in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•
Tioga Midstream, crude oil, produced water and associated natural gas gathering systems, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•
Grand River, a natural gas gathering and processing system located in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah;

•
Niobrara Gathering and Processing ("Niobrara G&P"), an associated natural gas gathering and processing system operating in the Denver-Julesburg ("DJ") Basin, which includes the Niobrara shale formation in northeastern Colorado;

•	DFW Midstream, a natural gas gathering system, operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

•
Mountaineer Midstream gathering system ("Mountaineer Midstream"), a natural gas gathering system, operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia.

Meadowlark Midstream is the legal entity which owns (i) certain crude oil and produced water gathering pipelines, which are managed and reported as part of the Polar and Divide system subsequent to the 2016 Drop Down and (ii) Niobrara G&P, which is managed and reported as part of the Grand River system subsequent to the 2016 Drop Down.
Ohio Gathering Company, L.L.C. and Ohio Condensate Company, L.L.C. (collectively, "Ohio Gathering") operate a natural gas gathering system and a condensate stabilization facility in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio.
Presentation and Consolidation. We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board (the "FASB"). We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
The consolidated financial statements include the assets, liabilities, and results of operations of SMLP and its wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated in consolidation. For the purposes of the consolidated financial statements, SMLP's results of operations reflect the results of operations of: (i) DFW Midstream and Grand River for all periods presented, (ii) Bison Midstream, Polar and Divide and Niobrara G&P since February 2013, (iii) Mountaineer Midstream since June 2013, (iv) Ohio Gathering since January 2014, (v) Tioga Midstream since April 2014 and (vi) Summit Utica since December 2014. The financial position, results of operations and cash flows of Bison Midstream, Polar and Divide and Niobrara G&P included herein have been derived from the accounting records of Meadowlark Midstream on a carve-out basis (see Note 2). The carve-out allocations and estimates were based on methodologies that management believes are reasonable. The carve-out results reflected herein, however, may not reflect what these entities' financial position, results of operations or cash flows would have been if any had been a stand-alone company.
SMLP recognized its drop down acquisitions at Summit Investments' historical cost because the acquisitions were executed by entities under common control. The excess of Summit Investments' net investment over the purchase price paid and recognized for a contributed subsidiary is recognized as an addition to partners' capital, while the excess of purchase price paid and recognized over net investment is recognized as a reduction to partners' capital. Due to the common control aspect, we account for drop down transactions on an “as-if pooled” basis for the periods during which common control existed.
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. We combined the balances associated with the unfavorable gas gathering contract with other noncurrent liabilities. These balance sheet changes had no impact on (i) total liabilities or (ii) total liabilities and partners' capital.
We also evaluated our historical classification of (i) gathering fee revenue associated with certain Bison Midstream percent-of-proceeds contracts and (ii) certain pass-through expenses also for Bison Midstream. As a result of this evaluation, we determined that certain amounts that had previously been recognized in cost of natural gas and NGLs would be more appropriately reflected as gathering services and related fees and other revenues to enhance reporting transparency. The impact of these reclassifications, which had no impact on net (loss) income, total partners' capital or segment adjusted EBITDA, follows.

	Year ended December 31,
	2014	2013

	(In thousands)
Gathering services and related fees	$15,616	$16,805
Other revenues	3,952	10,068
Net impact on total revenues	$19,568	$26,873

Cost of natural gas and NGLs	$19,568	$26,873
Net impact on cost of natural gas and NGLs and total costs and expenses	$19,568	$26,873

In the fourth quarter 2015, we began reporting all of our operations in North Dakota as one reportable segment, the Williston Basin reportable segment. This presentation change had no impact on total assets, total liabilities, total revenues, total costs and expenses, net income, partners' capital, cash flows or total segment adjusted EBITDA. See Note 3 for additional information on this change.
In the first quarter of 2016, we adopted Accounting Standards Update ("ASU") No. 2015-03 Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs ("ASU 2015-03"). As a result, these consolidated financial statements reflect the retrospective reclassification of $9.2 million of deferred loan costs from other noncurrent assets to long-term debt at December 31, 2015 and $10.8 million at December 31, 2014 (see Note 2).